Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Sep. 30, 2024	Sep. 30, 2023
U.S. dollar
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	$ 19.6290	$ 17.6195
Japanese yen
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	0.1357	0.1180
Pounds sterling
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	26.3421	21.4975
Euro
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	21.9472	18.6114
Swiss francs
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	$ 23.2049	$ 19.2373